Business Combinations - Summary of Purchase Consideration, Net Assets Acquired and Goodwill (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Feb. 01, 2022	Dec. 20, 2021	Dec. 06, 2021	Sep. 14, 2021	Feb. 05, 2020
Wannaby Inc.
Purchase consideration
Total cash or purchase consideration	$ 25,523
Cash	$ 25,523
Violet Grey, Inc
Purchase consideration
Total cash or purchase consideration		$ 49,418
Cash		49,418
Ordinary shares issued		$ 5,000
Luxclusif
Purchase consideration
Cash				$ 7,682
Deferred payments				135
Total cash or purchase consideration				7,817
Cash				7,800
Ordinary shares issued				13,100
Total cash or purchase consideration				$ 26,800
Allure
Purchase consideration
Deferred payments			$ 1,465
Cash			15,858
Ordinary shares issued			4,380
Total cash or purchase consideration			$ 21,703
JBUX
Purchase consideration
Cash					$ 4,000
Total cash or purchase consideration					$ 4,000
Ambush Inc.
Purchase consideration
Cash						$ 12,142
Total cash or purchase consideration						$ 12,142